Operating Segment Information - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Revenue [Line Items]
Total revenue	¥ 980,650	$ 134,348	¥ 221,984	¥ 209,711
Mainland China [Member]
Schedule of Revenue [Line Items]
Total revenue	302,235	41,406	221,984	209,707
Switzerland [Member]
Schedule of Revenue [Line Items]
Total revenue	678,415	92,942
United States [Member]
Schedule of Revenue [Line Items]
Total revenue				¥ 4